GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2021 (Unaudited)

Shares	Common Stocks: 99.6%	Value

	Appliances: 6.1%
560,200	Haier Electronics Group Co., Ltd.*	$2,241,074
181,009	Zhejiang Supor Cookware - A Shares	1,972,584
		4,213,658
	Auto/Cars - Light Trucks: 2.8%
774,000	Geely Automobile Holdings Ltd.	1,969,336

	Auto/Truck Parts & Equipment: 2.8%
797,480	Weichai Power Co., Ltd. - H Shares	1,969,580

	Batteries/Battery System: 3.6%
211,400	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	2,543,330

	Building Products: 7.4%
334,230	Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - A Shares	2,604,363
1,252,000	China Lesso Group Holdings Ltd.	2,499,166
		5,103,529
	Casino Hotels: 3.3%
257,000	Galaxy Entertainment Group Ltd.	2,314,109

	Commercial Banks: 3.5%
334,500	China Merchants Bank Co., Ltd. - H Shares	2,439,182

	Computer Data Security: 3.8%
511,650	Venustech Group Inc. - A Shares	2,600,487

	E-Commerce/Services: 9.7%
31,300	Alibaba Group Holding Ltd. - ADR	2,235,096
21,300	Autohome Inc. - ADR	1,986,651
29,700	JD.com Inc. - ADR	2,504,601
		6,726,348
	Energy-Alternate: 3.2%
1,348,000	Xinyi Solar Holdings Ltd	2,216,019

	Food-Dairy Products: 6.6%
355,800	Chongqing Fuling Zhacai Group Co., Ltd.	2,276,587
374,800	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	2,285,129
		4,561,716
	Gas-Distribution: 3.7%
456,000	China Resources Gas Group Ltd.	2,528,103

	Home Furniture: 3.5%
485,700	Suofeiya Home Collection - A Shares	2,436,046

	Insurance: 3.0%
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	$2,089,326

	Internet Application Software: 3.2%
28,400	Tencent Holdings Ltd.	2,228,440

	Internet Content - Entertainment: 3.6%
23,875	NetEase Inc. - ADR	2,465,333

	Machinery-General Industry: 6.6%
543,000	NARI Technology Co., Ltd. - A Shares	2,575,396
376,700	Sany Heavy Industry Co., Ltd. - A Shares	1,959,349
		4,534,745
	Pharmaceuticals: 10.0%
1,096,000	China Medical System Holdings	2,168,301
2,138,400	CSPC Pharmaceutical Group Ltd.	2,585,648
2,183,500	Sino Biopharmaceutical Ltd.	2,185,171
		6,939,120

	Real Estate Operations/Development: 3.7%
974,500	China Overseas Land & Investments Ltd.	2,532,129

	Retail - Apparel/Shoe: 2.7%
2,914,000	China Lilang Ltd.	1,892,926

	Schools: 3.5%
173,800	New Oriental Education & Technology Group Inc. - ADR*	2,433,200

	Web Portals: 3.3%
10,500	Baidu Inc.*	$2,284,275

	Total Common Stocks	69,020,937
	(cost $45,967,536)

	Total Investments in Securities	69,020,937
	(cost $45,967,536): 99.6%

	Other Assets less Liabilities: 0.4%	295,203

	Net Assets: 100.0%	$69,316,140

*	Non-income producing security.

ADR - American Depository Receipt